Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 47,217	$ 18,098
Restricted cash, current	100	1,368
Marketable securities, current	7,226	0
Accounts receivable, net	20,128	13,817
Deferred sales commissions, current	2,691	1,521
Prepaid expenses and other current assets	6,151	2,880
Total Current Assets	83,513	37,684
Property and equipment, net	3,010	3,505
Goodwill	47,481	47,481
Intangible assets, net	20,195	18,688
Operating lease right-of-use assets	5,483	3,858
Deposits and other	664	2,334
Marketable securities, net of current	42,148	0
Deferred sales commissions, net of current	6,747	3,208
Restricted cash, net of current	0	100
Total Assets	209,241	116,858
Current liabilities:
Accounts payable	6,490	3,521
Accrued expenses	13,855	11,667
Deferred revenue, current	1,307	1,140
Term loan, current	561	1,440
Operating lease liabilities, current	1,946	1,353
Finance lease liabilities, current	26	392
Total current liabilities	24,185	19,513
Long term liabilities:
Line of credit	0	4,672
Deferred revenue, net of current	456	237
Term loan, net of current	54,459	54,604
Operating lease liabilities, net of current	4,046	3,088
Finance lease liabilities, net of current	11	38
Deferred tax liability, net	2	193
Warrant liability	767	0
Other long-term liabilities	337	372
Total liabilities	84,263	82,717
Commitments and contingencies (Note 11 and 23)
Stockholders' equity:
Preferred stock, $0.0001 par value per share; 25,000 shares authorized, none issued and outstanding as of December 31, 2021; none authorized, issued and outstanding as of December 31, 2020.	0	0
Common stock, $0.0001 par value per share; 500,000 shares authorized as of December 31, 2021 and 2020; 90,697 and 66,637 shares issued and outstanding as of December 31, 2021 and 2020, respectively.	9	7
Additional paid-in capital	253,468	59,168
Accumulated other comprehensive loss	(477)	(206)
Accumulated deficit	(128,022)	(24,828)
Total stockholders' equity	124,978	34,141
Total liabilities & stockholders' equity	$ 209,241	$ 116,858